SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental cash flow disclosures
Cash paid for interest			$ 7,762
Cash paid for income taxes, net	$ 8,902	$ 3,412	13,599
Non-cash investing and financing activities:
Property and equipment not yet paid	$ 200	$ 1,800
Spin off of FTD Companies, Inc.			$ 277,331